State Street Bank And Trust Company
Legal Administration Services Department
P.O. Box 5501
Boston, MA 02206-5049

FILED VIA EDGAR

June 25, 2010
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:         Managed Municipal Fund, Inc.
File Nos.811-06023; 033-32819
Post-Effective Amendment on Form N-1A

Ladies and Gentlemen:

On behalf of Managed Municipal Fund, Inc. (the “Fund”), attached for filing is Post-Effective Amendment No. 28 (the “Amendment”) to the Fund’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective 60 days after filing pursuant to Rule 485(a) under the Securities Act of 1933.

The Amendment is being filed under paragraph (a)(1) of Rule 485 for the purpose of adding one new class of shares (the “I Shares”) to the Fund.

Please contact the undersigned at 617-662-3966 if you have any questions concerning this filing.

Very truly yours,

/s/ Donna M. Brown

Donna M. Brown
Vice President